Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Operating revenue	$ 79,869	$ 73,586	$ 161,126	$ 149,689
Total operating revenues	82,465	73,586	163,722	149,689
Expenses
Brokerage commissions	1,305	1,233	2,560	2,542
Voyage expenses	14,728	16,437	32,272	29,794
Vessel operating expenses	26,493	27,448	53,899	56,922
Depreciation and amortization	19,151	18,913	38,361	37,861
General and administrative costs	4,509	5,195	11,017	9,997
Other Income	(117)		(117)
Total operating expenses	69,112	69,226	141,035	137,116
Operating income	13,353	4,360	22,687	12,573
Other income / (expense)
Foreign currency exchange (loss) /gain on senior secured bonds	(4,852)	(768)	6,565	(952)
Unrealized gain / (loss) on non-designated derivative instruments	6,354	861	(7,607)	1,645
Interest expense	(11,128)	(12,209)	(22,668)	(24,362)
Interest income	96	205	315	420
(Loss) / income before income taxes and share of result of equity accounted joint ventures	3,823	(7,551)	(708)	(10,676)
Income taxes	(168)	(81)	(336)	(174)
Share of result of equity accounted joint ventures	(164)	(101)	(3,205)	(140)
Net (loss) / income	3,491	(7,733)	(4,249)	(10,990)
Net income attributable to non-controlling interest	(483)		(905)
Net (loss) / income attributable to stockholders of Navigator Holdings Ltd.	$ 3,008	$ (7,733)	$ (5,154)	$ (10,990)
(Loss) / earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic and diluted:	$ 0.05	$ (0.14)	$ (0.09)	$ (0.20)
Weighted average number of shares outstanding:
Basic:	55,905,600	55,832,069	55,871,893	55,756,897
Diluted:	56,253,778	55,832,069	55,871,893	55,756,897
Voyage Charters [Member]
Revenues
Operating revenue- Luna Pool collaborative arrangement	$ 36,723	$ 35,851	$ 67,285	$ 71,332
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Revenues
Operating revenue- Luna Pool collaborative arrangement	2,596		2,596
Luna Pool Collaborative Arrangement [Member]
Expenses
Voyage expenses	$ 3,043		$ 3,043